Investments - Narrative (Details) - Griffin Capital Essential Asset REIT, Inc. [Member]		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2014 USD ($) ft²	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity contribution					$ 3,266,000	$ 0	$ 0	$ 18,129,000	$ 0
Equity in other comprehensive (loss) income of unconsolidated joint venture			$ (12,000)	$ 311,000	224,000	$ 489,000	465,000	$ 241,000	$ (189,000)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest							500,000
Heritage Common X
Schedule of Equity Method Investments [Line Items]
Total project budget			48,100,000		48,100,000
Equity method investment, liabilities			41,400,000		41,400,000
Equity contributed by the members of joint venture			$ 6,700,000		$ 6,700,000
Equity method investment, ownership (percent)			45.00%		45.00%
Equity contribution		$ 3,100,000			$ 3,266,000
Area of real estate property (in sqft) | ft²			200,000		200,000
Equity in other comprehensive (loss) income of unconsolidated joint venture					$ 0
Digital Realty Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, liabilities	$ 102,000,000
Equity method investment, ownership (percent)	80.00%
Equity contribution					$ 0
Payments to acquire interest in equity method investment	$ 68,400,000
Equity method investment, property	$ 187,500,000
Area of real estate property (in sqft) | ft²	132,300
Operating leases, term of contract	5 years				4 years
Equity in other comprehensive (loss) income of unconsolidated joint venture					$ 224,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest							$ 465,000